Annual Fund Operating Expenses - Advisor Class and Class M - PIMCO Dynamic Bond Portfolio	Apr. 30, 2021
Advisor
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Portfolio Operating Expenses	1.12%
M
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.02%	[1]
Total Annual Portfolio Operating Expenses	1.32%

[1]	“Other Expenses” include interest expense of 0.02%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 1.10% and 1.30% for Advisor Class and Class M shares, respectively.